Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 8
Central Index Key	dei_EntityCentralIndexKey	0000887991
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2011
Prospectus Date	rr_ProspectusDate	Nov 30, 2011

PRUDENTIAL STOCK INDEX FUND
Prudential Stock Index Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $250,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 18 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on
page 36.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL STOCK INDEX FUND (USD $)	Class A	Class B	Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fee	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL STOCK INDEX FUND	Class A	Class B	Class C	Class I	Class Z
Management fees	0.30%	0.30%	0.30%	0.30%	0.30%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none	none
+ Transfer agent fees	0.13%	0.61%	0.05%	0.07%	0.13%
+ Other expenses	0.04%	0.04%	0.04%	0.04%	0.04%
= Total annual Fund operating expenses	0.77%	1.95%	1.39%	0.41%	0.47%
- Management fee waiver	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)
= Net annual Fund operating expenses	0.55%	1.73%	1.17%	0.19%	0.25%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - PRUDENTIAL STOCK INDEX FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	379	542	718	1,228
Class B	676	891	1,132	1,804
Class C	219	418	740	1,650
Class I	19	109	208	496
Class Z	26	129	241	570

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL STOCK INDEX FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	379	542	718	1,228
Class B	176	591	1,032	1,804
Class C	119	418	740	1,650
Class I	19	109	208	496
Class Z	26	129	241	570

° The manager of the Fund has contractually agreed through January 31, 2013 to waive a portion of its management fee so that the effective management fee for the Fund will be .08% of the average daily net assets of the Fund. This waiver may not be discontinued prior to January 31, 2013. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund's Board of Trustees.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund intends under normal circumstances to invest over 80% of its investable assets in securities included in the S&P 500 Index in approximately the same proportions as those of the Index. The term "investable assets" in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund employs a "passively managed"—or index—investment approach. We generally aim to hold the same mix of stocks as is held in the S&P 500 Index. The S&P 500 Index is an unmanaged, market-weighted index of 500 stocks selected by Standard & Poor's Corporation (S&P) on the basis of their market size, liquidity and industry group representation. The S&P 500 Index is widely regarded as representative of the performance of the larger companies in the U.S. stock market as a whole.

We attempt to trade a security within a reasonable time after it has been added or removed from the Index. The Fund does not necessarily invest in all of the securities in the Index. The Fund may use various investment techniques, including derivatives. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing over 80% of its investable assets in securities included in the S&P 500 Index.

While we make every effort to achieve our objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Equity Securities Risk. There is the risk that the price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Index Investment Approach. Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)[1]

[1]	The total return for Class A shares from 1-1-11 to 9-30-11 was -8.94%.

Best Quarter:		Worst Quarter:
15.82%	2nd Quarter 2009	-21.88%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - PRUDENTIAL STOCK INDEX FUND	One Year	Five Years	Ten Years
Class B	8.45%	0.85%	0.13%
Class C	12.78%	1.07%	0.14%
Class I	14.89%	2.19%	1.24%
Class Z	14.82%	2.13%	1.16%
Class A	10.75%	1.17%	0.57%
Class A Return After Taxes on Distributions	10.51%	0.89%	0.30%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.28%	0.97%	0.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
Lipper Average (reflects no deduction for fees, expenses or taxes)	14.41%	1.78%	0.90%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 8
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
PRUDENTIAL STOCK INDEX FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.30%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.13%
+ Other expenses	rr_OtherExpensesOverAssets	0.04%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%
- Management fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	379
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,228
1 Year	rr_ExpenseExampleNoRedemptionYear01	379
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,228
Annual Return 2001	rr_AnnualReturn2001	(12.39%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(22.52%)	[1]
Annual Return 2003	rr_AnnualReturn2003	27.93%	[1]
Annual Return 2004	rr_AnnualReturn2004	10.22%	[1]
Annual Return 2005	rr_AnnualReturn2005	4.28%	[1]
Annual Return 2006	rr_AnnualReturn2006	15.17%	[1]
Annual Return 2007	rr_AnnualReturn2007	4.99%	[1]
Annual Return 2008	rr_AnnualReturn2008	(37.10%)	[1]
Annual Return 2009	rr_AnnualReturn2009	25.84%	[1]
Annual Return 2010	rr_AnnualReturn2010	14.48%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class A shares from 1-1-11 to 9-30-11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
One Year	rr_AverageAnnualReturnYear01	10.75%
Five Years	rr_AverageAnnualReturnYear05	1.17%
Ten Years	rr_AverageAnnualReturnYear10	0.57%
PRUDENTIAL STOCK INDEX FUND | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.51%
Five Years	rr_AverageAnnualReturnYear05	0.89%
Ten Years	rr_AverageAnnualReturnYear10	0.30%
PRUDENTIAL STOCK INDEX FUND | Class A | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.28%
Five Years	rr_AverageAnnualReturnYear05	0.97%
Ten Years	rr_AverageAnnualReturnYear10	0.41%
PRUDENTIAL STOCK INDEX FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.30%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.61%
+ Other expenses	rr_OtherExpensesOverAssets	0.04%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.95%
- Management fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	676
3 Years	rr_ExpenseExampleYear03	891
5 Years	rr_ExpenseExampleYear05	1,132
10 Years	rr_ExpenseExampleYear10	1,804
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	591
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,804
One Year	rr_AverageAnnualReturnYear01	8.45%
Five Years	rr_AverageAnnualReturnYear05	0.85%
Ten Years	rr_AverageAnnualReturnYear10	0.13%
PRUDENTIAL STOCK INDEX FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.30%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.05%
+ Other expenses	rr_OtherExpensesOverAssets	0.04%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.39%
- Management fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	219
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	740
10 Years	rr_ExpenseExampleYear10	1,650
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	740
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,650
One Year	rr_AverageAnnualReturnYear01	12.78%
Five Years	rr_AverageAnnualReturnYear05	1.07%
Ten Years	rr_AverageAnnualReturnYear10	0.14%
PRUDENTIAL STOCK INDEX FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.30%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.07%
+ Other expenses	rr_OtherExpensesOverAssets	0.04%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
- Management fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.19%
1 Year	rr_ExpenseExampleYear01	19
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	496
1 Year	rr_ExpenseExampleNoRedemptionYear01	19
3 Years	rr_ExpenseExampleNoRedemptionYear03	109
5 Years	rr_ExpenseExampleNoRedemptionYear05	208
10 Years	rr_ExpenseExampleNoRedemptionYear10	496
One Year	rr_AverageAnnualReturnYear01	14.89%
Five Years	rr_AverageAnnualReturnYear05	2.19%
Ten Years	rr_AverageAnnualReturnYear10	1.24%
PRUDENTIAL STOCK INDEX FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.30%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.13%
+ Other expenses	rr_OtherExpensesOverAssets	0.04%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.47%
- Management fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	129
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	570
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	129
5 Years	rr_ExpenseExampleNoRedemptionYear05	241
10 Years	rr_ExpenseExampleNoRedemptionYear10	570
One Year	rr_AverageAnnualReturnYear01	14.82%
Five Years	rr_AverageAnnualReturnYear05	2.13%
Ten Years	rr_AverageAnnualReturnYear10	1.16%
PRUDENTIAL STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Stock Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $250,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 18 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on
page 36.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $250,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	250,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock
° The manager of the Fund has contractually agreed through January 31, 2013 to waive a portion of its management fee so that the effective management fee for the Fund will be .08% of the average daily net assets of the Fund. This waiver may not be discontinued prior to January 31, 2013. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund's Board of Trustees.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends under normal circumstances to invest over 80% of its investable assets in securities included in the S&P 500 Index in approximately the same proportions as those of the Index. The term "investable assets" in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund employs a "passively managed"—or index—investment approach. We generally aim to hold the same mix of stocks as is held in the S&P 500 Index. The S&P 500 Index is an unmanaged, market-weighted index of 500 stocks selected by Standard & Poor's Corporation (S&P) on the basis of their market size, liquidity and industry group representation. The S&P 500 Index is widely regarded as representative of the performance of the larger companies in the U.S. stock market as a whole.

We attempt to trade a security within a reasonable time after it has been added or removed from the Index. The Fund does not necessarily invest in all of the securities in the Index. The Fund may use various investment techniques, including derivatives. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing over 80% of its investable assets in securities included in the S&P 500 Index.

While we make every effort to achieve our objective, we can't guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Equity Securities Risk. There is the risk that the price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Index Investment Approach. Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
15.82%	2nd Quarter 2009	-21.88%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

PRUDENTIAL STOCK INDEX FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.42%
PRUDENTIAL STOCK INDEX FUND | Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.41%
Five Years	rr_AverageAnnualReturnYear05	1.78%
Ten Years	rr_AverageAnnualReturnYear10	0.90%

[1]	The total return for Class A shares from 1-1-11 to 9-30-11 was -8.94%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 30, 2011